Income Taxes (Details) - USD ($)	2 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Income tax (expense) benefit	$ 0			$ 12,573				$ 12,573		$ 11,434
TOI Parent Inc.
Income Tax Disclosure [Line Items]
Income tax (expense) benefit		$ 798,504		$ (23,190)	$ 822,140		$ 1,796,123	$ (298,102)	$ 90,605	$ (492,823)	$ 1,383,268
Increase in income tax (expense) benefit related to the corresponding increase in our consolidated pre-tax book income combined with an increase in our effective tax rate		$ 821,694					$ 2,094,225
Effective tax rate (in percent)		(36.60%)		3.30%			175.20%	3.30%
U.S. federal statutory tax rate (in percent)			21.00%		21.00%	21.00%			21.00%	21.00%	21.00%